CONDENSED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended		97 Months Ended	103 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Cash flows from operating activities:
Net loss	$ (3,849,295)	$ (2,044,964)	$ (5,714,107)	$ (4,257,839)	$ (20,163,475)	$ (24,012,770)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	10,080	10,081	20,162	19,337	67,065	77,145
Stock based compensation	232,983	511,441	1,822,895	1,265,450	5,568,689	5,801,672
Common stock issued for acquisition of license	0	0	0	28,800	28,800	28,800
Warrants issued for financing costs	0	0	0	0	467,840	467,840
Change in fair value of derivative liability	748,056	(443,959)	(579,906)	109,654	960,298	1,708,354
Contributed services	0	0	0	0	774,000	774,000
Amortization of debt discount	0	0	0	0	20,675	20,675
Changes in assets and liabilities:
Increase in accounts payable and accrued expenses	845,641	606,789	706,901	65,381	885,011	1,730,652
Cash used in operating activities	(2,012,535)	(1,360,612)	(3,744,055)	(2,769,217)	(11,391,097)	(13,403,632)
Cash flows from investing activities:
Acquisition of property and equipment	0	0	0	0	(15,833)	(15,833)
Acquisition of intangibles	0	0	0	(10,000)	(194,168)	(194,168)
Cash used in investing activities	0	0	0	(10,000)	(210,001)	(210,001)
Cash flows from financing activities:
Proceeds from sale of common stock and warrants	0	5,673,012	5,673,012	4,073,556	16,974,705	16,974,705
Proceeds from exercise of options and warrants	431,003	0	0	125,001	125,001	556,004
Cost of common stock and warrants sold	0	(70,003)	(70,003)	(3,500)	(73,503)	(73,503)
Proceeds from convertible notes - stockholder	0	0	0	0	155,000	155,000
Repayments of convertible notes - stockholder	0	0	0	0	(50,000)	(50,000)
Cash provided by financing activities	431,003	5,603,009	5,603,009	4,195,057	17,131,203	17,562,206
Net increase in cash	(1,581,532)	4,242,397	1,858,954	1,415,840	5,530,105	3,948,573
Cash, beginning of period	5,530,105	3,671,151	3,671,151	2,255,311	0	0
Cash, end of period	3,948,573	7,913,548	5,530,105	3,671,151	5,530,105	3,948,573
Supplemental cash flow information:
Cash paid for interest	0	0	0	45
Cash paid for income taxes	0	0	0	0
Non-cash financial activities:
Common stock options issued as payment of accrued compensation	674,130	0
Derivative liability reclassified to equity upon exercise of warrants	426,645	0	0	86,307
Common stock units issued as payment of accrued consulting fees	0	60,000
Common stock units issued as payment of placement fees	0	110,695	110,695	0
Common stock and warrants issued as payment of consulting fees	0	498,701
Common stock issued for acquisition of patent			$ 0	$ 18,000